Document And Entity Information	Jun. 30, 2026
Document Information Line Items
Entity Central Index Key	0001578987
Document Type	8-K
Document Period End Date	Jun. 30, 2026
Entity Registrant Name	ArrowMark Financial Corp.
Entity Incorporation, State or Country Code	DE
Entity File Number	811-189307
Entity Tax Identification Number	90-0934878
Entity Address, Address Line One	100 Fillmore Street
Entity Address, Address Line Two	Suite 325
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80206
City Area Code	303
Local Phone Number	398-2929
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	BANX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false